UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR/A

AMENDED CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1.     REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Stock Index Portfolio

Semi-Annual Report

June 30, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$378,477,322
Cash	90,761
Collateral for securities loaned	39,625,758
Dividends receivable	496,394
Subscriptions receivable	338,342
Variation margin on futures contracts	1,500

Total assets	419,030,077

LIABILITIES:
Due to investment adviser	203,415
Payable upon return of securities loaned	39,625,758
Redemptions payable	170,464

Total liabilities	39,999,637

NET ASSETS	$379,030,440

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,988,082
Additional paid-in capital	318,581,525
Net unrealized appreciation on investments and futures contracts	56,387,248
Undistributed net investment income	97,729
Accumulated net realized gain on investments and futures contracts	1,975,856

NET ASSETS	$379,030,440

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$19.07

SHARES OF CAPITAL STOCK:
Authorized	300,000,000
Outstanding	19,880,819

(1) Cost of investments in securities:	$321,898,661

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2008
UNAUDITED

INVESTMENT INCOME:
Interest	$25,887
Income from securities lending	45,935
Dividends	4,232,158

Total income	4,303,980

EXPENSES:
Management fees	1,244,250

NET INVESTMENT INCOME	3,059,730

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	9,968,665
Net realized loss on futures contracts	(417,706)
Change in net unrealized appreciation on investments	(64,151,236)
Change in net unrealized depreciation on futures contracts	(178,288)

Net realized and unrealized loss on investments and futures contracts	(54,778,565)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(51,718,835)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2008 AND YEAR ENDED DECEMBER 31, 2007

	2008	2007

	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$3,059,730		$6,589,841
Net realized gain on investments	9,968,665		29,065,525
Net realized gain (loss) on futures contracts	(417,706)		133,203
Change in net unrealized appreciation on investments	(64,151,236)		(9,663,483)
Change in net unrealized depreciation on futures contracts	(178,288)		4,435

Net increase (decrease) in net assets resulting from operations	(51,718,835)		26,129,521

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,962,001)		(6,462,504)
From net realized gains			(32,761,440)

Total distributions	(2,962,001)		(39,223,944)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	20,714,786		66,518,908
Reinvestment of distributions	2,962,001		39,223,944
Redemptions of shares	(54,283,460)		(130,625,270)

Net decrease in net assets resulting from share transactions	(30,606,673)		(24,882,418)

Total decrease in net assets	(85,287,509)		(37,976,841)

NET ASSETS:
Beginning of period	464,317,949		502,294,790

End of period (1)	$379,030,440		$464,317,949

OTHER INFORMATION:

SHARES:
Sold	1,020,656		2,831,625
Issued in reinvestment of distributions	150,738		1,777,725
Redeemed	(2,675,744)		(5,562,537)

Net decrease	(1,504,350)		(953,187)

(1) Including undistributed net investment income	$97,729	$

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

			Year Ended December 31,
	Six Months Ended June 30, 2008
			2007	2006	2005	2004	2003

	UNAUDITED

Net Asset Value, Beginning of Period	$21.71		$22.49	$21.27	$22.10	$22.41	$19.25

Income from Investment Operations

Net investment income	0.15		0.31	0.30	0.28	0.33	0.26
Net realized and unrealized gain (loss)	(2.64)		0.84	2.79	0.83	2.05	5.11

Total Income (Loss) From Investment Operations	(2.49)		1.15	3.09	1.11	2.38	5.37

Less Distributions

From net investment income	(0.15)		(0.31)	(0.30)	(0.28)	(0.33)	(0.26)
From net realized gains			(1.62)	(1.57)	(1.66)	(2.36)	(1.95)

Total Distributions	(0.15)		(1.93)	(1.87)	(1.94)	(2.69)	(2.21)

Net Asset Value, End of Period	$19.07		$21.71	$22.49	$21.27	$22.10	$22.41

Total Return	(11.49	%) ◆	5.14%	14.69%	5.02%	10.74%	28.41%

Net Assets, End of Period ($000)	$379,030		$464,318	$502,295	$515,700	$565,148	$636,715

Ratio of Expenses to Average Net Assets	0.60	% *	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to Average Net Assets	1.48	% *	1.33%	1.31%	1.24%	1.34%	1.15%

Portfolio Turnover Rate	2.14	% ◆	7.70%	7.83%	8.19%	5.68%	30.66%

◆	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS

JUNE 30, 2008
UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 2.49%
1,020	Alliant Techsystems Inc * †	103,714
2,850	BE Aerospace Inc †	66,376
23,078	Boeing Co	1,516,686
1,285	DRS Technologies Inc *	101,155
12,231	General Dynamics Corp	1,029,850
3,846	Goodrich Corp	182,531
22,767	Honeywell International Inc	1,144,725
3,771	L-3 Communications Holdings Inc	342,671
10,383	Lockheed Martin Corp	1,024,387
10,511	Northrop Grumman Corp	703,186
4,290	Precision Castparts Corp	413,427
12,988	Raytheon Co	730,965
4,925	Rockwell Collins Inc	236,203
29,891	United Technologies Corp	1,844,275
		$9,440,151

AGRICULTURE --- 0.78%
19,775	Archer-Daniels-Midland Co	667,406
2,290	Corn Products International Inc	112,462
16,856	Monsanto Co	2,131,272
1,345	Scotts Co Class A	23,632
		$2,934,772

AIR FREIGHT --- 0.86%
5,237	CH Robinson Worldwide Inc	287,197
6,548	Expeditors International of Washington Inc	281,564
9,518	FedEx Corp ‡	749,923
31,346	United Parcel Service Inc Class B	1,926,839
		$3,245,523

AIRLINES --- 0.09%
3,495	AirTran Holdings Inc * †	7,130
1,095	Alaska Air Group Inc * †	16,797
5,605	JetBlue Airways Corp * †	20,907
22,460	Southwest Airlines Co	292,878
		$337,712

AUTO PARTS & EQUIPMENT --- 0.25%
2,245	ArvinMeritor Inc *	28,018
3,567	BorgWarner Inc *	158,304
4,360	Gentex Corp *	62,958
7,365	Goodyear Tire & Rubber Co †	131,318
18,205	Johnson Controls Inc	522,119
2,363	Lear Corp * †	33,507
990	Modine Manufacturing Co *	12,246
		$948,470

AUTOMOBILES --- 0.15%
68,835	Ford Motor Co * †	331,096
17,365	General Motors Corp *	199,698
1,055	Thor Industries Inc *	22,429
		$553,223

BANKS --- 3.11%
3,911	Associated Banc-Corp *	75,443
136,705	Bank of America Corp	3,263,148
1,481	Bank of Hawaii Corp *	70,792
16,790	BB&T Corp *	382,308
1,500	Cathay General Bancorp *	16,305
1,244	City National Corp	52,335
6,190	Colonial BancGroup Inc *	27,360
4,625	Comerica Inc	118,539
1,910	Commerce Bancshares Inc	75,751
1,797	Cullen/Frost Bankers Inc	89,580
17,633	Fifth Third Bancorp *	179,504
5,720	First Horizon National Corp *	42,500
2,470	FirstMerit Corp *	40,286
11,222	Huntington Bancshares Inc *	64,751
14,889	KeyCorp *	163,481
2,367	M&T Bank Corp *	166,968
7,937	Marshall & Ilsley Corp *	121,674
23,342	National City Corp *	111,341
750	PacWest Bancorp *	11,160
10,623	PNC Financial Services Group	606,573
21,321	Regions Financial Corp *	232,612
10,813	SunTrust Banks Inc *	391,647
987	SVB Financial Group * †	47,485
10,112	Synovus Financial Corp *	88,278
3,338	TCF Financial Corp *	40,156
53,443	US Bancorp	1,490,525
65,624	Wachovia Corp *	1,019,141
32,508	Washington Mutual Inc *	160,265
101,395	Wells Fargo & Co	2,408,131
895	Westamerica Bancorp *	47,068
2,055	Wilmington Trust Corp *	54,334
3,297	Zions Bancorp *	103,823
		$11,763,264

BIOTECHNOLOGY --- 1.94%
2,120	Affymetrix Inc * †	21,815
33,418	Amgen Inc †	1,575,993
5,170	Applied Biosystems Inc	173,092
8,997	Biogen Idec Inc †	502,842
13,385	Celgene Corp †	854,900
2,095	Cephalon Inc * †	139,716
2,108	Charles River Laboratories International Inc †	134,743
1,927	Covance Inc * †	165,761
8,200	Genzyme Corp †	590,564
28,318	Gilead Sciences Inc †	1,499,438
2,740	Invitrogen Corp †	107,572
1,685	Millipore Corp †	114,344
3,660	PDL BioPharma Inc	38,869
3,636	PerkinElmer Inc	101,263
3,235	Pharmaceutical Product Development Inc	138,781
1,195	Techne Corp †	92,481
12,838	Thermo Fisher Scientific Inc †	715,462
912	Varian Inc * †	46,567
4,322	Vertex Pharmaceuticals Inc * †	144,657
3,074	Waters Corp †	198,273
		$7,357,133

BROADCAST/MEDIA --- 1.83%
20,896	CBS Corp	407,263
15,277	Clear Channel Communications Inc	537,751
90,886	Comcast Corp	1,724,108
21,800	DIRECTV Group Inc †	564,838
2,435	DreamWorks Animation SKG Inc †	72,587
795	Entercom Communications Corp *	5,581
2,750	EW Scripps Co *	114,235
1,485	Marvel Entertainment Inc * †	47,728
109,849	Time Warner Inc	1,625,765
58,491	Walt Disney Co	1,824,919
		$6,924,775

BUILDING MATERIALS --- 0.13%
1,282	Martin Marietta Materials Inc *	132,802
11,087	Masco Corp *	174,399
3,367	Vulcan Materials Co *	201,279
		$508,480

CHEMICALS --- 1.69%
6,472	Air Products & Chemicals Inc	639,822
2,535	Airgas Inc	148,019
2,325	Albemarle Corp *	92,791
1,733	Ashland Inc	83,531
1,965	Cabot Corp *	47,769
1,500	CF Industries Holdings Inc	229,200
7,411	Chemtura Corp	43,280
1,300	Cytec Industries Inc	70,928
28,562	Dow Chemical Co	997,099
2,340	Eastman Chemical Co *	161,132
5,380	Ecolab Inc	231,286
27,649	EI du Pont de Nemours & Co	1,185,866
1,320	Ferro Corp *	24,763
2,296	FMC Corp *	177,802
3,448	Hercules Inc	58,375
2,461	International Flavors & Fragrances Inc *	96,127
2,105	Lubrizol Corp	97,525
587	Minerals Technologies Inc *	37,327
2,281	Olin Corp	59,716
5,054	PPG Industries Inc	289,948
9,616	Praxair Inc	906,212
3,858	Rohm & Haas Co *	179,165
3,747	RPM Inc *	77,188
1,460	Sensient Technologies Corp *	41,114
3,965	Sigma-Aldrich Corp	213,555
2,805	Terra Industries Inc *	138,427
3,044	Valspar Corp *	57,562
		$6,385,529

COMMUNICATIONS - EQUIPMENT --- 2.33%
12,373	3Com Corp †	26,231
3,609	ADC Telecommunications Inc †	53,305
1,720	ADTRAN Inc *	41,005
1,350	Avocent Corp †	25,110
2,759	CIENA Corp * †	63,926
181,369	Cisco Systems Inc † ‡	4,218,643
2,136	CommScope Inc †	112,717
48,352	Corning Inc	1,114,513
4,145	Harris Corp	209,281
7,032	JDS Uniphase Corp * †	79,883
69,220	Motorola Inc *	508,075
1,485	Plantronics Inc	33,145
2,680	Polycom Inc * †	65,285
49,694	QUALCOMM Inc	2,204,923
12,196	Tellabs Inc †	56,711
		$8,812,753

COMPUTER HARDWARE & SYSTEMS --- 4.31%
27,081	Apple Computer Inc † ‡	4,534,443
62,033	Dell Inc †	1,357,282
2,013	Diebold Inc	71,623
63,447	EMC Corp †	932,036
75,730	Hewlett-Packard Co	3,348,023
960	Imation Corp *	22,003
42,190	International Business Machines Corp ‡	5,000,781
2,916	Lexmark International Group Inc Class A * †	97,482
5,130	NCR Corp †	129,276
10,529	NetApp Inc * †	228,058
3,285	Palm Inc *	17,706
4,046	QLogic Corp * †	59,031
6,878	Sandisk Corp * †	128,619
23,983	Sun Microsystems Inc * †	260,935
5,510	Teradata Corp †	127,501
		$16,314,799

COMPUTER SOFTWARE & SERVICES --- 5.37%
1,035	ACI Worldwide Inc * †	18,206
9,102	Activision Inc †	310,105
2,076	Acxiom Corp	23,853
16,331	Adobe Systems Inc †	643,278
560	Advent Software * †	20,205
5,155	Akamai Technologies Inc * †	179,342
6,874	Autodesk Inc †	232,410
5,860	BMC Software Inc †	210,960
11,981	CA Inc	276,641
7,895	Cadence Design Systems Inc †	79,740
5,628	Citrix Systems Inc †	165,519
8,858	Cognizant Technology Solutions Corp †	287,974
8,018	Compuware Corp †	76,492
1,152	Digital River Inc * †	44,444
33,933	eBay Inc †	927,389
9,782	Electronic Arts Inc †	434,614
6,415	Expedia Inc †	117,908
2,510	F5 Networks Inc †	71,334
1,480	Fair Isaac Co *	30,740
4,455	Foundry Networks Inc * †	52,658
1,900	Gartner Inc * †	39,368
7,137	Google Inc †	3,757,060
9,852	Intuit Inc †	271,620
2,352	Jack Henry & Associates Inc *	50,897
16,115	Juniper Networks Inc †	357,431
2,540	Macrovision Solutions Corp * †	37,998
4,934	McAfee Inc †	167,904
2,780	Mentor Graphics Corp * †	43,924
245,902	Microsoft Corp ‡	6,764,764
2,890	MPS Group Inc * †	30,721
10,840	Novell Inc †	63,848
121,769	Oracle Corp †	2,557,149
3,535	Parametric Technology Corp †	58,928
1,290	SRA International Inc †	28,973
2,429	Sybase Inc * †	71,461
25,794	Symantec Corp †	499,114
4,366	Synopsys Inc †	104,391
10,922	Unisys Corp †	43,142
2,915	ValueClick Inc * †	44,162
5,970	VeriSign Inc * †	225,666
2,070	Wind River Systems * †	22,542
42,225	Yahoo! Inc †	872,369
		$20,317,244

CONGLOMERATES --- 2.84%
21,623	3M Co	1,504,744
1,860	Carlisle Cos Inc *	53,940
306,017	General Electric Co ‡	8,167,594
1,225	Teleflex Inc	68,098
7,662	Textron Inc	367,239
14,818	Tyco International Ltd	593,313
		$10,754,928

CONTAINERS --- 0.14%
2,100	AptarGroup Inc *	88,095
2,998	Ball Corp	143,125
3,050	Bemis Co Inc *	68,381
3,995	Pactiv Corp †	84,814
4,897	Sealed Air Corp *	93,092
3,260	Temple-Inland Inc *	36,740
		$514,247

COSMETICS & PERSONAL CARE --- 0.20%
2,647	Alberto-Culver Co *	69,537
13,104	Avon Products Inc	472,006
3,514	Estee Lauder Cos	163,225
1,580	NBTY Inc †	50,655
		$755,423

DISTRIBUTORS --- 0.32%
3,853	Fastenal Co *	166,295
1,420	GATX Corp *	62,949
5,020	Genuine Parts Co	199,194
1,410	MSC Industrial Direct Co Inc Class A	62,195
18,430	SYSCO Corp	507,009
2,320	United Rentals Inc †	45,495
2,015	WW Grainger Inc	164,827
		$1,207,964

ELECTRIC COMPANIES --- 3.00%
5,150	Allegheny Energy Inc	258,066
3,396	Alliant Energy Corp	116,347
6,434	AmerenUE	271,708
12,330	American Electric Power Co Inc	496,036
1,165	Black Hills Corp *	37,350
10,054	CenterPoint Energy Inc	161,367
8,361	Consolidated Edison Inc	326,831
17,739	Dominion Resources Inc	842,425
3,489	DPL Inc *	92,040
4,998	DTE Energy Co *	212,115
10,011	Edison International	514,365
5,882	Entergy Corp	708,663
20,147	Exelon Corp	1,812,424
9,359	FirstEnergy Corp	770,526
12,527	FPL Group Inc	821,521
2,640	Great Plains Energy Inc *	66,739
2,575	Hawaiian Electric Industries Inc *	63,680
1,395	IDACORP Inc *	40,302
2,342	Integrys Energy Group Inc	119,044
4,756	Northeast Utilities	121,421
3,280	NSTAR *	110,930
2,821	OGE Energy Corp *	89,454
6,182	Pepco Holdings Inc	158,568
10,958	PG&E Corp	434,923
3,090	Pinnacle West Capital Corp *	95,079
2,640	PNM Resources Inc *	31,574
11,445	PPL Corp	598,230
8,034	Progress Energy Inc	336,062
3,985	Puget Energy Inc	95,600
7,160	Sierra Pacific Resources	91,004
23,565	Southern Co	822,890
6,465	TECO Energy Inc *	138,933
3,210	Westar Energy Inc *	69,047
3,592	Wisconsin Energy Corp	162,430
13,223	Xcel Energy Inc	265,386
		$11,353,080

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 1.25%
11,044	Agilent Technologies Inc †	392,504
3,275	Ametek Inc	154,646
5,375	Amphenol Corp	241,230
3,775	Arrow Electronics Inc †	115,968
4,605	Avnet Inc †	125,624
5,355	Cooper Industries Inc	211,522
23,979	Emerson Electric Co	1,185,762
4,225	Flir Systems Inc * †	171,408
1,775	Harman International Industries Inc	73,467
1,730	Hubbell Inc Class B *	68,975
4,370	Ingram Micro Inc †	77,567
6,421	Jabil Circuit Inc	105,369
2,565	KEMET Corp * †	8,311
7,000	MEMC Electronic Materials Inc †	430,780
4,276	Molex Inc *	104,377
1,720	National Instruments Corp	48,796
4,519	Rockwell Automation Inc	197,616
2,745	Roper Industries Inc *	180,841
1,611	Tech Data Corp †	54,597
1,580	Thomas & Betts Corp * †	59,803
3,725	Trimble Navigation Ltd †	132,982
14,663	Tyco Electronics Ltd	525,229
5,714	Vishay Intertechnology Inc †	50,683
		$4,718,057

ELECTRONICS - SEMICONDUCTOR --- 2.39%
18,613	Advanced Micro Devices Inc * †	108,514
9,198	Altera Corp	190,399
8,903	Analog Devices Inc	282,848
41,592	Applied Materials Inc	793,991
13,660	Atmel Corp †	47,537
13,734	Broadcom Corp Class A †	374,801
2,750	Cree Inc * †	62,728
4,610	Cypress Semiconductor Corp * †	114,097
3,821	Fairchild Semiconductor International Inc †	44,820
5,249	Integrated Device Technology Inc †	52,175
175,848	Intel Corp ‡	3,777,215
2,210	International Rectifier Corp * †	42,432
3,804	Intersil Holding Corp *	92,513
5,233	KLA-Tencor Corp *	213,035
3,843	Lam Research Corp †	138,924
6,810	Linear Technology Corp *	221,802
19,547	LSI Logic Corp * †	120,019
5,667	Microchip Technology Inc *	173,070
23,359	Micron Technology Inc * †	140,154
6,627	National Semiconductor Corp *	136,119
3,056	Novellus Systems Inc * †	64,757
17,031	NVIDIA Corp †	318,820
8,055	RF Micro Devices Inc * †	23,359
1,883	Semtech Corp †	26,494
1,485	Silicon Laboratories Inc †	53,594
5,255	Teradyne Inc †	58,173
40,605	Texas Instruments Inc	1,143,437
4,382	TriQuint Semiconductor Inc †	26,555
8,563	Xilinx Inc	216,216
		$9,058,598

ENGINEERING & CONSTRUCTION --- 0.39%
1,215	Dycom Industries Inc †	17,642
2,727	Fluor Corp	507,440
992	Granite Construction Inc *	31,278
3,745	Jacobs Engineering Group Inc †	302,221
5,205	KBR Inc	181,707
5,285	Quanta Services Inc * †	175,832
2,540	Shaw Group Inc †	156,947
2,590	URS Corp †	108,702
		$1,481,769

FINANCIAL SERVICES --- 3.90%
6,230	American Capital Strategies Ltd *	148,087
6,819	Ameriprise Financial Inc	277,329
4,350	Apollo Investment Corp *	62,336
2,500	Astoria Financial Corp	50,200
35,117	Bank of New York Mellon Corp	1,328,476
8,665	CIT Group Inc *	59,009
167,143	Citigroup Inc	2,801,317
1,674	CME Group Inc *	641,460
17,897	Countrywide Financial Corp *	76,062
3,562	Eaton Vance Corp *	141,625
32,663	Fannie Mae	637,255
2,660	Federated Investors Inc Class B	91,557
4,805	Franklin Resources Inc	440,378
19,836	Freddie Mac	325,310
15,930	Hudson City Bancorp Inc	265,712
2,165	IntercontinentalExchange Inc †	246,810
4,505	Janus Capital Group Inc	119,247
106,017	JPMorgan Chase & Co ‡	3,637,443
4,333	Legg Mason Inc	188,789
2,763	MGIC Investment Corp *	16,882
6,238	Moody's Corp *	214,837
10,442	New York Community Bancorp Inc *	186,285
5,879	Northern Trust Corp	403,123
8,150	NYSE Euronext *	412,879
2,871	PMI Group Inc *	5,598
7,958	Principal Financial Group	333,997
2,661	Radian Group Inc *	3,859
3,831	SEI Investments Co	90,105
14,696	Sovereign Bancorp Inc *	108,163
13,102	State Street Corp	838,397
7,982	T Rowe Price Group Inc *	450,744
2,658	Waddell & Reed Financial Class A *	93,057
2,684	Washington Federal Inc *	48,580
1,598	Webster Financial Corp	29,723
		$14,774,631

FOOD & BEVERAGES --- 3.54%
21,892	Anheuser-Busch Co Inc	1,359,931
2,587	Brown-Forman Corp	195,500
6,616	Campbell Soup Co	221,371
61,346	Coca-Cola Co	3,188,765
8,817	Coca-Cola Enterprises Inc	152,534
14,957	ConAgra Foods Inc	288,371
5,988	Constellation Brands Inc * †	118,922
4,643	Dean Foods Co †	91,096
10,294	General Mills Inc	625,566
1,871	Hansen Natural Corp * †	53,922
5,150	Hershey Co *	168,817
9,674	HJ Heinz Co	462,901
2,198	Hormel Foods Corp *	76,073
1,697	JM Smucker Co *	68,966
7,804	Kellogg Co	374,748
46,550	Kraft Foods Inc	1,324,347
643	Lancaster Colony Corp *	19,470
3,942	McCormick & Co Inc *	140,572
4,310	Molson Coors Brewing Co Class B	234,162
4,141	Pepsi Bottling Group Inc	115,617
1,791	PepsiAmericas Inc	35,426
48,696	PepsiCo Inc	3,096,579
21,674	Sara Lee Corp	265,506
3,589	Smithfield Foods Inc * †	71,349
828	Tootsie Roll Industries Inc *	20,808
8,382	Tyson Foods Inc Class A	125,227
6,595	Wm Wrigley Jr Co	512,959
		$13,409,505

GOLD, METALS & MINING --- 1.98%
25,019	Alcoa Inc	891,177
3,100	Allegheny Technologies Inc *	183,768
4,426	Arch Coal Inc	332,083
1,468	Carpenter Technology Corp	64,078
2,780	Cleveland-Cliffs Inc	331,348
3,510	Commercial Metals Co	132,327
5,630	CONSOL Energy Inc	632,643
11,763	Freeport-McMoRan Copper & Gold Inc	1,378,506
2,490	Massey Energy Co	233,438
13,951	Newmont Mining Corp	727,684
9,628	Nucor Corp	718,923
8,349	Peabody Energy Corp	735,129
1,965	Reliance Steel & Aluminum Co	151,482
5,790	Steel Dynamics Inc	226,215
2,990	Titanium Metals Corp *	41,830
3,623	United States Steel Corp	669,458
1,961	Worthington Industries Inc *	40,201
		$7,490,290

HEALTH CARE RELATED --- 1.94%
14,876	Aetna Inc	602,924
4,936	AmericsourceBergen Corp	197,391
1,325	Apria Healthcare Group Inc * †	25,692
10,968	Cardinal Health Inc	565,729
2,048	Cerner Corp * †	92,529
8,611	CIGNA Corp	304,743
2,950	Community Health Systems Inc †	97,291
4,661	Coventry Health Care Inc †	141,788
7,724	Express Scripts Inc Class A †	484,449
7,448	Health Management Associates Inc Class A †	48,486
3,294	Health Net Inc †	79,254
2,772	Henry Schein Inc * †	142,952
5,183	Humana Inc †	206,128
5,558	IMS Health Inc	129,501
905	Kindred Healthcare Inc †	26,028
1,655	Kinetic Concepts Inc * †	66,051
3,420	Laboratory Corp of America Holdings †	238,135
1,670	LifePoint Hospitals Inc * †	47,261
2,237	Lincare Holdings Inc †	63,531
8,526	McKesson Corp	476,689
15,552	Medco Health Solutions Inc †	734,054
3,715	Omnicare Inc *	97,407
3,979	Patterson Cos Inc * †	116,943
1,690	Psychiatric Solutions Inc * †	63,950
4,854	Quest Diagnostics Inc *	235,273
14,690	Tenet Healthcare Corp * †	81,676
37,727	UnitedHealth Group Inc	990,334
1,555	Universal Health Services Inc Class B	98,307
2,580	VCA Antech Inc * †	71,672
1,290	Wellcare Health Plans Inc †	46,634
16,157	WellPoint Inc †	770,043
		$7,342,845

HOMEBUILDING --- 0.14%
3,768	Centex Corp *	50,378
8,426	DR Horton Inc *	91,422
1,370	Hovnanian Enterprises Inc * †	7,508
2,349	KB Home *	39,768
4,271	Lennar Corp *	52,704
1,085	MDC Holdings Inc *	42,380
163	NVR Inc * †	81,513
6,552	Pulte Homes Inc *	63,096
1,280	Ryland Group Inc *	27,917
3,945	Toll Brothers Inc * †	73,890
		$530,576

HOTELS/MOTELS --- 0.27%
13,413	Carnival Corp *	442,092
9,219	Marriott International Inc Class A *	241,907
5,729	Starwood Hotels & Resorts Worldwide Inc *	229,561
5,420	Wyndham Worldwide Corp	97,072
		$1,010,632

HOUSEHOLD GOODS --- 2.43%
1,480	American Greetings Corp *	18,263
1,888	Black & Decker Corp *	108,579
699	Blyth Industries Inc *	8,409
2,035	Church & Dwight Co Inc	114,672
4,241	Clorox Co	221,380
15,592	Colgate-Palmolive Co	1,077,407
1,777	Energizer Holdings Inc †	129,881
4,730	Fortune Brands Inc	295,199
1,480	Furniture Brands International Inc *	19,773
12,851	Kimberly-Clark Corp	768,233
5,096	Leggett & Platt Inc *	85,460
1,713	Mohawk Industries Inc * †	109,803
8,490	Newell Rubbermaid Inc	142,547
93,744	Procter & Gamble Co ‡	5,700,573
1,785	Snap-on Inc	92,838
2,396	Stanley Works	107,413
1,890	Tupperware Corp	64,676
2,301	Whirlpool Corp *	142,041
		$9,207,147

INSURANCE RELATED --- 3.39%
10,222	ACE Ltd	563,130
14,588	AFLAC Inc *	916,126
16,921	Allstate Corp	771,428
2,160	American Financial Group Inc	57,780
82,554	American International Group Inc	2,184,379
9,168	Aon Corp	421,178
2,847	Arthur J Gallagher & Co *	68,613
2,935	Assurant Inc	193,593
3,494	Brown & Brown Inc	60,761
11,230	Chubb Corp *	550,382
5,000	Cincinnati Financial Corp *	127,000
1,916	Everest Re Group Ltd	152,724
6,560	Fidelity National Title Group Inc *	82,656
2,840	First American Financial Corp	74,976
13,290	Genworth Financial Inc	236,695
1,590	Hanover Insurance Group Inc	67,575
9,668	Hartford Financial Services Group Inc	624,263
3,395	HCC Insurance Holdings Inc	71,770
1,225	Horace Mann Educators Corp	17,175
7,953	Lincoln National Corp *	360,430
11,117	Loews Corp	521,387
15,705	Marsh & McLennan Cos Inc	416,968
6,516	MBIA Inc *	28,605
1,100	Mercury General Corp *	51,392
21,824	MetLife Inc	1,151,653
7,053	Old Republic International Corp *	83,508
20,801	Progressive Corp	389,395
2,138	Protective Life Corp	81,351
13,395	Prudential Financial Inc	800,217
2,763	SAFECO Corp	185,563
1,495	StanCorp Financial Group Inc	70,205
2,751	Torchmark Corp	161,346
18,558	Travelers Cos Inc	805,417
1,527	Unitrin Inc *	42,099
10,616	Unum Group	217,097
4,537	WR Berkley Corp	109,614
5,488	XL Capital Ltd Class A	112,833
		$12,831,284

INVESTMENT BANK/BROKERAGE FIRM --- 1.48%
1,265	Affiliated Managers Group Inc * †	113,926
28,505	Charles Schwab Corp	585,493
14,503	E*TRADE Financial Corp * †	45,539
12,104	Goldman Sachs Group Inc	2,116,989
3,645	Jefferies Group Inc *	61,309
21,379	Lehman Brothers Holdings Inc *	423,518
30,259	Merrill Lynch & Co Inc *	959,513
34,000	Morgan Stanley	1,226,380
2,895	Raymond James Financial Inc *	76,399
		$5,609,066

LEISURE & ENTERTAINMENT --- 0.69%
1,710	Boyd Gaming Corp *	21,478
2,020	Callaway Golf Co *	23,896
7,273	Harley-Davidson Inc	263,719
4,262	Hasbro Inc	152,239
9,499	International Game Technology	237,285
925	International Speedway Corp Class A	36,103
1,030	Life Time Fitness Inc * †	30,436
11,095	Mattel Inc	189,946
70,700	News Corp	1,063,328
19,431	Viacom Inc †	593,423
		$2,611,853

MACHINERY --- 2.35%
2,818	AGCO Corp †	147,691
18,878	Caterpillar Inc	1,393,574
1,565	Crane Co	60,299
6,237	Cummins Inc	408,648
7,834	Danaher Corp	605,568
13,233	Deere & Co	954,496
2,143	Donaldson Co Inc *	95,664
5,807	Dover Corp	280,885
5,050	Eaton Corp	429,098
1,458	Federal Signal Corp *	17,496
1,784	Flowserve Corp	243,873
1,850	Graco Inc *	70,429
2,580	Harsco Corp	140,378
2,525	IDEX Corp *	93,021
12,190	Illinois Tool Works Inc	579,147
9,755	Ingersoll-Rand Co	365,130
5,574	ITT Corp	353,001
3,325	Joy Global	252,135
2,348	Kennametal Inc *	76,427
1,323	Lincoln Electric Holdings Inc	104,120
4,000	Manitowoc Co Inc	130,120
1,040	Nordson Corp *	75,806
2,275	Oshkosh Truck Corp	47,070
11,202	PACCAR Inc	468,580
3,689	Pall Corp	146,380
5,147	Parker-Hannifin Corp	367,084
3,040	Pentair Inc *	106,461
1,654	SPX Corp	217,881
3,080	Terex Corp †	158,220
2,945	Timken Co	97,008
2,475	Trinity Industries Inc *	85,858
1,495	Wabtec Corp *	72,687
6,800	Western Digital Corp †	234,804
		$8,879,039

MANUFACTURING --- 0.02%
970	Matthews International Corp Class A	43,902
910	Mine Safety Appliances Co *	36,391
		$80,293

MEDICAL PRODUCTS --- 2.14%
1,856	Advanced Medical Optics Inc * †	34,781
19,266	Baxter International Inc	1,231,868
1,944	Beckman Coulter Inc	131,278
7,505	Becton Dickinson & Co	610,157
41,322	Boston Scientific Corp †	507,847
15,333	Covidien Ltd	734,297
3,045	CR Bard Inc	267,808
4,579	Dentsply International Inc	168,507
1,678	Edwards Lifesciences Corp †	104,103
1,650	Gen-Probe Inc †	78,342
1,905	Hill-Rom Holdings Inc *	51,397
7,839	Hologic Inc * †	170,890
4,874	Hospira Inc †	195,496
1,189	Intuitive Surgical Inc †	320,317
34,471	Medtronic Inc	1,783,874
2,365	ResMed Inc †	84,525
10,410	St Jude Medical Inc †	425,561
1,789	Steris Corp *	51,452
7,343	Stryker Corp	461,728
3,863	Varian Medical Systems Inc †	200,297
7,111	Zimmer Holdings Inc †	483,904
		$8,098,429

MISCELLANEOUS --- 0.07%
5,426	Leucadia National Corp *	254,696
		$254,696

OFFICE EQUIPMENT & SUPPLIES --- 0.23%
3,271	Avery Dennison Corp *	143,695
1,711	Herman Miller Inc *	42,587
1,341	HNI Corp *	23,682
6,374	Pitney Bowes Inc	217,354
27,588	Xerox Corp	374,093
1,985	Zebra Technologies Corp Class A †	64,790
		$866,201

OIL & GAS --- 15.12%
14,373	Anadarko Petroleum Corp	1,075,675
10,253	Apache Corp	1,425,167
9,460	Baker Hughes Inc	826,236
1,045	Bill Barrett Corp * †	62,083
9,014	BJ Services Co	287,907
3,005	Cabot Oil & Gas Corp Class A	203,529
6,655	Cameron International Corp †	368,354
14,760	Chesapeake Energy Corp	973,570
63,513	Chevron Corp ‡	6,296,044
2,545	Cimarex Energy Co *	177,310
47,366	ConocoPhillips ‡	4,470,877
7,540	Denbury Resources Inc †	275,210
13,708	Devon Energy Corp	1,647,153
21,550	El Paso Corp *	468,497
1,630	Encore Acquisition Co †	122,560
4,448	ENSCO International Inc *	359,132
7,640	EOG Resources	1,002,368
2,029	Exterran Holdings Inc * †	145,053
162,243	Exxon Mobil Corp ‡	14,298,476
3,940	FMC Technologies Inc †	303,104
2,726	Forest Oil Corp †	203,087
3,190	Frontier Oil Corp	76,273
26,790	Halliburton Co	1,421,745
3,210	Helmerich & Payne Inc	231,184
8,647	Hess Corp	1,091,165
21,733	Marathon Oil Corp	1,127,291
5,828	Murphy Oil Corp	571,435
8,637	Nabors Industries Ltd * †	425,200
12,746	National-Oilwell Inc †	1,130,825
4,055	Newfield Exploration Co †	264,589
8,245	Noble Corp	535,595
5,285	Noble Energy Inc	531,460
25,200	Occidental Petroleum Corp	2,264,472
832	Overseas Shipholding Group Inc *	66,161
4,752	Patterson-UTI Energy Inc *	171,262
3,676	Pioneer Natural Resources Co	287,757
3,300	Plains Exploration & Production Co †	240,801
5,145	Pride International Inc †	243,307
3,160	Quicksilver Resources Inc * †	122,102
4,755	Range Resources Corp	311,643
3,458	Rowan Cos Inc *	161,661
36,645	Schlumberger Ltd ‡	3,936,772
6,170	Smith International Inc	512,974
10,502	Southwestern Energy Co †	500,000
19,434	Spectra Energy Corp	558,533
3,593	Sunoco Inc *	146,199
2,470	Superior Energy Services Inc †	136,196
4,205	Tesoro Corp *	83,133
1,595	Tidewater Inc	103,723
9,792	Transocean Inc	1,492,203
16,231	Valero Energy Corp	668,393
20,878	Weatherford International Ltd †	1,035,340
17,953	Williams Cos Inc	723,685
15,682	XTO Energy Inc	1,074,374
		$57,238,845

PAPER & FOREST PRODUCTS --- 0.25%
13,123	International Paper Co	305,766
3,167	Louisiana-Pacific Corp *	26,888
5,323	MeadWestvaco Corp	126,900
2,799	Packaging Corp of America	60,206
3,050	Sonoco Products Co	94,398
6,491	Weyerhaeuser Co	331,950
		$946,108

PERSONAL LOANS --- 0.60%
35,576	American Express Co	1,340,148
3,530	AmeriCredit Corp * †	30,429
11,530	Capital One Financial Corp *	438,255
14,700	Discover Financial Services *	193,599
14,313	SLM Corp †	276,956
		$2,279,387

PHARMACEUTICALS --- 5.64%
47,398	Abbott Laboratories	2,510,672
9,442	Allergan Inc	491,456
3,323	Barr Laboratories Inc †	149,801
60,757	Bristol-Myers Squibb Co	1,247,341
30,378	Eli Lilly & Co	1,402,248
3,691	Endo Pharmaceuticals Holdings Inc †	89,285
9,354	Forest Laboratories Inc †	324,958
86,523	Johnson & Johnson ‡	5,566,890
7,551	King Pharmaceuticals Inc †	79,059
1,715	Medicis Pharmaceutical Corp Class A *	35,638
65,905	Merck & Co Inc	2,483,959
9,339	Mylan Laboratories Inc *	112,722
1,038	Par Pharmaceutical Cos Inc * †	16,847
2,380	Perrigo Co *	75,613
207,714	Pfizer Inc	3,628,764
49,777	Schering-Plough Corp	980,109
3,300	Sepracor Inc * †	65,736
2,735	Valeant Pharmaceuticals International * †	46,796
3,206	Watson Pharmaceuticals Inc †	87,107
40,941	Wyeth	1,963,530
		$21,358,531

PHOTOGRAPHY/IMAGING --- 0.03%
8,836	Eastman Kodak Co *	127,504
		$127,504

POLLUTION CONTROL --- 0.26%
10,353	Allied Waste Industries Inc †	130,655
4,793	Republic Services Inc	142,352
2,640	Stericycle Inc †	136,488
15,054	Waste Management Inc	567,686
		$977,181

PRINTING & PUBLISHING --- 0.30%
2,694	Belo Corp Class A	19,693
1,561	Deluxe Corp	27,817
7,020	Gannett Co Inc *	152,124
1,455	Getty Images Inc †	49,368
1,370	John Wiley & Sons Inc Class A	61,691
1,185	Lee Enterprises Inc *	4,728
9,868	McGraw-Hill Cos Inc	395,904
680	Media General Inc Class A *	8,126
1,141	Meredith Corp *	32,279
4,397	New York Times Co *	67,670
6,516	RR Donnelley & Sons Co	193,460
800	Scholastic Corp * †	22,928
179	Washington Post Co Class B *	105,055
		$1,140,843

RAILROADS --- 0.98%
8,998	Burlington Northern Santa Fe Corp	898,810
12,434	CSX Corp	780,980
2,380	Kansas City Southern †	104,696
11,531	Norfolk Southern Corp	722,648
15,866	Union Pacific Corp	1,197,883
		$3,705,017

REAL ESTATE --- 1.59%
995	Alexandria Real Estate Equities Inc REIT *	96,853
3,010	AMB Property Corp REIT *	151,644
2,755	Apartment Investment & Management Co REIT	93,835
2,359	Avalonbay Communities Inc REIT *	210,328
3,680	Boston Properties Inc REIT *	332,010
1,575	BRE Properties Inc REIT *	68,166
1,625	Camden Property Trust REIT *	71,922
5,320	CB Richard Ellis Group Inc * †	102,144
1,115	Cousins Properties Inc REIT *	25,757
3,680	Developers Diversified Realty Corp REIT *	127,733
4,505	Duke Realty Corp REIT *	101,137
1,113	Equity One Inc REIT *	22,872
8,299	Equity Residential REIT *	317,603
1,820	Federal Realty Investment Trust REIT *	125,580
8,205	General Growth Properties Inc REIT *	287,421
7,215	HCP Inc REIT *	229,509
2,755	Health Care Inc REIT *	122,598
1,745	Highwoods Properties Inc REIT *	54,828
2,878	Hospitality Properties Trust REIT	70,396
16,025	Host Hotels & Resorts Inc REIT *	218,741
985	Jones Lang LaSalle Inc *	59,287
7,775	Kimco Realty Corp REIT *	268,393
2,839	Liberty Property Trust REIT *	94,113
2,288	MacErich Co REIT *	142,153
2,009	Mack-Cali Realty Corp REIT *	68,648
2,955	Nationwide Health Properties Inc REIT *	93,053
5,266	Plum Creek Timber Co Inc REIT *	224,911
1,216	Potlatch Corp REIT *	54,866
8,060	ProLogis Trust REIT	438,061
3,800	Public Storage Inc REIT	307,002
2,407	Rayonier Inc REIT *	102,201
3,110	Realty Income Corp REIT *	70,784
2,140	Regency Centers Corp REIT	126,517
6,903	Simon Property Group Inc REIT	620,511
3,935	UDR Inc REIT *	88,065
4,157	Vornado Realty Trust REIT	365,816
2,282	Weingarten Realty Investors REIT *	69,190
		$6,024,648

RESTAURANTS --- 0.86%
935	Bob Evans Farms Inc *	26,741
3,107	Brinker International Inc *	58,722
682	CBRL Group Inc *	16,716
2,048	Cheesecake Factory Inc * †	32,584
1,025	Chipolte Mexican Grill Inc * †	84,685
4,286	Darden Restaurants Inc *	136,895
34,813	McDonald's Corp	1,957,187
22,343	Starbucks Corp * †	351,679
2,686	Wendy's International Inc *	73,113
14,554	Yum! Brands Inc	510,700
		$3,249,022

RETAIL --- 4.99%
1,422	99 Cents Only Stores * †	9,385
2,664	Abercrombie & Fitch Co	166,979
2,920	Advance Auto Parts Inc	113,384
2,040	Aeropostale Inc * †	63,913
9,490	Amazon.com Inc †	695,902
6,310	American Eagle Outfitters Inc	86,005
1,800	AnnTaylor Stores Corp * †	43,128
4,111	AutoNation Inc * †	41,192
1,330	AutoZone Inc * †	160,943
1,372	Barnes & Noble Inc *	34,080
7,936	Bed Bath & Beyond Inc * †	223,002
10,631	Best Buy Co Inc *	420,988
2,502	Big Lots Inc * †	78,162
1,835	BJ's Wholesale Club Inc * †	71,014
1,845	Borders Group Inc *	11,070
6,708	CarMax Inc * †	95,187
3,480	Charming Shoppes Inc * †	15,973
5,404	Chicos FAS Inc * †	29,019
1,830	Coldwater Creek Inc * †	9,662
1,945	Collective Brands Inc * †	22,620
13,306	Costco Wholesale Corp	933,283
43,894	CVS Caremark Corp	1,736,886
2,560	Dicks Sporting Goods Inc * †	45,414
1,743	Dillard's Inc *	20,166
2,755	Dollar Tree Inc †	90,061
4,272	Family Dollar Stores Inc *	85,184
4,735	Foot Locker Inc *	58,951
4,975	GameStop Corp †	200,990
13,757	Gap Inc	229,329
1,700	Guess ? Inc	63,665
52,106	Home Depot Inc	1,220,322
5,555	IAC/InterActiveCorp †	107,100
6,815	JC Penney Co Inc	247,316
9,418	Kohl's Corp †	377,097
20,316	Kroger Co	586,523
9,185	Limited Brands Inc	154,767
44,921	Lowe's Cos Inc	932,111
12,906	Macy's Inc	250,635
1,365	Netflix Inc * †	35,586
5,383	Nordstrom Inc	163,105
8,366	Office Depot Inc †	91,524
3,540	O'Reilly Automotive Inc * †	79,119
2,105	Pacific Sunwear of California Inc †	17,956
3,886	Petsmart Inc	77,526
4,028	RadioShack Corp *	49,424
1,305	Regis Corp *	34,387
2,040	Rent-A-Center Inc * †	41,963
4,084	Ross Stores Inc	145,064
1,150	Ruddick Corp *	39,456
13,450	Safeway Inc	383,997
4,408	Saks Inc * †	48,400
2,166	Sears Holding Corp * †	159,548
3,034	Sherwin-Williams Co *	139,352
21,544	Staples Inc *	511,670
6,514	SUPERVALU Inc	201,218
23,914	Target Corp	1,111,762
3,877	Tiffany & Co *	157,988
13,035	TJX Cos Inc	410,211
3,485	Urban Outfitters Inc †	108,697
30,419	Walgreen Co	988,922
71,449	Wal-Mart Stores Inc ‡	4,015,434
4,309	Whole Foods Market Inc *	102,080
2,686	Williams-Sonoma Inc *	53,290
		$18,899,087

SAVINGS & LOANS --- 0.01%
3,365	First Niagara Financial Group Inc *	43,274
		$43,274

SHOES --- 0.19%
11,663	NIKE Inc Class B	695,231
1,460	Timberland Co Class A * †	23,871
		$719,102

SPECIALIZED SERVICES --- 1.67%
2,960	Affiliated Computer Services Inc Class A †	158,330
2,450	Alliance Data Systems Corp †	138,548
4,244	Apollo Group Inc †	187,839
15,913	Automatic Data Processing Inc	666,755
3,102	Avis Budget Group Inc * †	25,964
1,465	Brink's Co	95,840
4,280	Broadridge Financial Solutions Inc *	90,094
2,742	Career Education Corp * †	40,061
2,117	ChoicePoint Inc †	102,039
4,013	Cintas Corp	106,385
4,649	Computer Sciences Corp †	217,759
3,790	Convergys Corp †	56,319
2,079	Copart Inc †	89,023
2,607	Corinthian Colleges Inc * †	30,267
1,047	Corporate Executive Board Co *	44,026
3,820	Corrections Corp of America †	104,935
1,835	DeVry Inc *	98,393
1,417	DST Systems Inc * †	78,006
1,708	Dun & Bradstreet Corp	149,689
15,426	Electronic Data Systems Corp	380,097
3,983	Equifax Inc *	133,908
5,260	Fidelity National Information Services Inc	194,147
5,043	Fiserv Inc †	228,801
2,435	Global Payments Inc	113,471
9,988	H&R Block Inc	213,743
1,298	Harte-Hanks Inc *	14,862
14,475	Interpublic Group of Cos Inc †	124,485
890	ITT Educational Services Inc * †	73,541
660	Kelly Services Inc Class A *	12,758
1,405	Korn/Ferry International * †	22,101
2,375	Lamar Advertising Co * †	85,571
2,437	Manpower Inc	141,931
2,744	Metavante Technologies Inc * †	62,069
3,811	Monster Worldwide Inc †	78,545
1,380	Navigant Consulting Inc * †	26,993
2,370	NeuStar Inc * †	51,097
9,840	Omnicom Group Inc	441,619
9,850	Paychex Inc	308,108
4,864	Robert Half International Inc	116,590
1,285	Rollins Inc *	19,044
1,975	Scientific Games Corp * †	58,500
8,000	Service Corp International *	78,880
2,055	Sotheby's *	54,190
437	Strayer Education Inc *	91,364
6,083	Total System Services Inc *	135,164
1,453	Valassis Communications Inc * †	18,192
22,713	Western Union Co	561,465
		$6,321,508

TELEPHONE & TELECOMMUNICATIONS --- 3.06%
12,170	American Tower Corp †	514,183
182,416	AT&T Inc ‡	6,145,595
3,233	CenturyTel Inc *	115,062
7,440	Cincinnati Bell Inc †	29,611
9,953	Citizens Communications Co *	112,867
4,536	Embarq Corp	214,417
46,711	Qwest Communications International Inc *	183,574
87,532	Sprint Nextel Corp	831,554
3,266	Telephone & Data Systems Inc	154,384
87,517	Verizon Communications	3,098,102
13,731	Windstream Corp *	169,441
		$11,568,790

TEXTILES --- 0.24%
10,463	Coach Inc †	302,171
2,885	Hanesbrands Inc * †	78,299
2,653	Jones Apparel Group Inc *	36,479
2,898	Liz Claiborne Inc *	41,007
1,564	Phillips-Van Heusen Corp	57,273
1,765	Polo Ralph Lauren Corp	110,807
1,115	Under Armour Inc †	28,588
2,677	VF Corp	190,549
1,410	Warnaco Group Inc * †	62,139
		$907,312

TOBACCO --- 1.43%
64,281	Altria Group Inc	1,321,617
5,335	Lorillard Inc †	368,969
64,776	Philip Morris International Inc	3,199,287
5,259	Reynolds American Inc	245,437
840	Universal Corp	37,985
4,553	UST Inc *	248,639
		$5,421,934

TRANSPORTATION --- 0.10%
1,275	Alexander & Baldwin Inc	58,076
1,412	Con-Way Inc	66,731
2,635	JB Hunt Transport Services Inc *	87,693
1,780	Ryder System Inc *	122,606
1,347	Werner Enterprises Inc *	25,027
1,735	YRC Worldwide Inc * †	25,800
		$385,933

UTILITIES --- 1.31%
20,609	AES Corp †	395,899
2,337	AGL Resources Inc	80,813
11,525	Aquila Inc †	43,449
6,915	CMS Energy Corp *	103,034
5,492	Constellation Energy Group	450,893
38,808	Duke Energy Corp	674,483
15,245	Dynegy Inc Class A †	130,345
2,195	Energen Corp	171,276
4,840	Energy East Corp	119,645
3,987	Equitable Resources Inc	275,342
5,608	MDU Resources Group Inc *	195,495
2,493	National Fuel Gas Co *	148,284
1,397	NICOR Inc *	59,498
8,404	NiSource Inc	150,600
3,206	ONEOK Inc	156,549
15,612	Public Service Enterprise Group Inc	717,059
5,335	Questar Corp	378,998
3,581	Scana Corp *	132,497
7,694	Sempra Energy	434,326
2,331	Vectren Corp	72,751
1,529	WGL Holdings Inc *	53,117
		$4,944,353

WATER --- 0.02%
4,078	Aqua America Inc *	65,126
		$65,126

TOTAL COMMON STOCK --- 99.08%		$375,007,886
(Cost $318,429,225)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

3,071,000	Fannie Mae	3,071,000
	2.050% July 1, 2008
400,000	United States of America ‡	398,436
	1.540% October 2, 2008

TOTAL SHORT-TERM INVESTMENTS --- 0.92%		$3,469,436
(Cost $3,469,436)

TOTAL MAXIM STOCK INDEX PORTFOLIO --- 100%		$378,477,322
(Cost $321,898,661)

Legend

*

A portion or all of the security is on loan at June 30, 2008.  The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Citigroup Global Markets Inc, 2.750%, to be repurchased on July 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $39,485,016.

†	Non-income Producing Security
‡	Collateral or Segregated Assets for Futures
REIT	Real Estate Investment Trust

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim Stock Index Portfolio
June 30, 2008
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	27,306,318	7.21%
Consumer Products & Services	75,431,467	19.94%
Financial Services	53,282,280	14.08%
Health Care Related	44,156,938	11.67%
Industrial Products & Services	20,833,582	5.50%
Natural Resources	68,610,015	18.13%
Short Term Investments	3,469,436	0.92%
Technology	59,848,849	15.81%
Transportation	9,175,878	2.42%
Utilities	16,362,559	4.32%
	$ 378,477,322	100.00%

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2008 and Year Ended December 31, 2007

Maxim Stock Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008
UNAUDITED

1.     ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim Stock Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Effective January 1, 2008, the Portfolio adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The adoption had no impact to the portfolio.
The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
As of June 30, 2008, the inputs used to value the fund’s investments were as follows:

	Quoted Prices in		Significant Other		Significant
	Active Markets		Observable		Unobservable
	for Identical Assets		Inputs		Inputs
Description	(Level 1)		(Level 2)		(Level 3)	Total
Assets
Common Stock	$375,007,886	$		$		$375,007,886
Short-Term Investments	3,071,000		398,436			3,469,436
Total	$378,078,886		$398,436		$-	$378,477,322

Financial Futures Contracts
The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Dividends
Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).
Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes
For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders
The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 1, 2008, the Portfolio adopted the FASB Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including an Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The adoption had no impact on the financial statements.

2.     INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.
GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.
As of June 30, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,300 for the six months ended June 30, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.     PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $8,864,786 and $40,820,491, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.     UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2008, the U.S. Federal income tax cost basis was $333,250,580. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $109,400,791 and gross depreciation of securities in which there was an excess of tax cost over value of $64,174,049 resulting in net appreciation of $45,226,742.

5.     FUTURES CONTRACTS

As of June 30, 2008, the Portfolio had 2 open S&P MidCap 400 long and 12 open S&P 500 long futures contracts. The contracts expire in September 2008 and the Portfolio has recorded unrealized depreciation of $34,850 and $156,563, respectively, for a total unrealized depreciation of $191,413.

6.     SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2008 the Portfolio had securities on loan valued at $39,481,356 and received collateral of $39,625,758 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.     DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on corporate reorganizations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.
The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 22, 2008 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
Alliance Capital Management, L.P.	Maxim Bernstein International Equity Portfolio
Ariel Capital Management, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
BNY Investment Advisors	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
INVESCO Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio
INVESCO Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management, LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio
Western Asset Management Company	Maxim High Yield Bond Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
Silvant Capital Management LLC (a subsidiary of RidgeWorth Capital Management, Inc., formally known as Trusco Capital Management, Inc.)	Maxim Small-Cap Growth Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 25, 2008, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2007, calendar year returns for the five-year period ended December 31, 2007, and risk-adjusted performance measures. In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis. In this regard, the Board noted that the Maxim Small-Cap Growth Portfolio (formerly known as the Maxim Trusco Small-Cap Growth Portfolio), Maxim Ariel Small-Cap Value Portfolio, and Maxim Ariel MidCap Value Portfolio fell below the Portfolio quantitative benchmark for long-term performance. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had outperformed its Morningstar category over the most recent calendar year, and concluded that it was satisfied with the current performance of the Portfolio. With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares. As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.     CODE OF ETHICS.

Not required in filing.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.      SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.      PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.      CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)     The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.      EXHIBITS.

(a)     (1) Not required in filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:     August 25, 2008